OTHER COMPREHENSIVE INCOME (LOSSES) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$ (61)	$ 555	$ (205)	$ 804
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	267	61	267	285
Gains (losses) on hedges of net investments in foreign operations	21	(237)	111	(363)
Reclassification losses from hedges of net investment in foreign operation to net income on disposition of foreign operations	(204)	(104)	(204)	(88)
Foreign currency translation	23	275	(31)	638
Cash flow hedges
(Losses) gains on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2026 of $(3) million and $(5) million (2025 – $(6) million and $(5) million)	(7)	63	15	43
Cash flow hedges	(7)	63	15	43
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	(3)	(2)	(28)	7
Gains (losses) on derivatives designated as cash flow hedges	8	(6)	23	(8)
Equity accounted investments	5	(8)	(5)	(1)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2026 of $(5) million and $(2) million (2025 –$(1) million and $(2) million)	23	(3)	2	(4)
Share of revaluation losses on equity accounted investments	(2)	0	0	0
Items that will not be reclassified to net income:	21	(3)	2	(4)
Total other comprehensive income (loss)	$ 42	$ 327	$ (19)	$ 676